Fair Value Measurements - Summarizes Investments Measured At Fair Value Based On NAV Per Share (Details) - EBP 002 [Member] - USD ($)		Dec. 31, 2025		Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 512,159,565	[1]	$ 415,726,920
Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	[2]	483,302,418		381,941,412
Common Collective Trusts | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		$ 483,302,418		$ 381,941,412

[1]	Cost information is not required for participant directed investments and therefore, is not included
[2]	Certain investments that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.